Commitments and contingencies (Tables)	12 Months Ended
Mar. 31, 2014
Commitments And Contingencies Disclosure [Abstract]
Summary of Commitments

(a) Commitments

	Fiscal year ending March 31,
	2015	2016	2017	2018	2019 and thereafter	Total
Operating leases	$3,469	$1,785	$1,474	$1,264	$2,549	$10,541
Capital lease	5,375	5,375	5,375	5,375	94,677	116,177
Derivative contracts	242	—	—	—	—	242
Long-term debt repayments
Long-term debt principal	9,375	10,156	12,500	88,282	—	120,313
Future interest obligations on long-term debt	12,435	11,467	10,231	7,543	—	41,676
Purchase commitments	68,184	2,854	278	—	—	71,316

Total	$99,080	$31,637	$29,858	$102,464	$97,226	$360,265